JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

The unaudited schedule of investments of JPMorgan Private Markets Fund (the “Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, as of June 30, 2026, is set forth below:

					Percentage
		Acquisition	Cost	Fair	of
	Sector	Date	Basis	Value	Net Assets
Private Equity Investments (82.00%)[1]

Co-Investments (31.40%)
Europe (4.14%)
Bowmark Growth Investment Partnership - C, L.P.*,2	Software & Services	10/30/2024	$5,818,616	$6,299,092	0.32%
GTCR (C) Investors LP*,2	Software & Services	9/13/2023	4,951,945	14,464,884	0.74%
Hg Vega Co-Invest L.P.*	Software & Services	3/28/2024	10,679,144	17,247,693	0.88%
PSC Leto LP*,2	Software & Services	10/17/2024	11,650,830	18,250,419	0.93%
PSC Science SCSp*,2	Information Technology	7/26/2024	8,194,903	9,837,010	0.50%
PSC Tiger LP*	Diversified Financials	7/26/2024	9,211,090	11,669,178	0.60%
SCP Co-Invest (Puma) LP	Pharmaceuticals, Biotechnology & Life Sciences	5/23/2024	5,033,148	3,247,527	0.17%

Total Europe			$55,539,676	$81,015,803
North America (25.31%)
Achieve Cyber Indigo, LP*,2	Commercial & Professional Services	11/15/2025	3,024,650	6,138,117	0.31%
Alkeme Co-Invest B, LP*,2,3	Insurance	3/1/2024	5,409,954	11,136,769	0.57%
AMC RCM Aggregator, LP*	Health Care Equipment & Services	7/18/2025	12,432,697	12,702,934	0.65%
Anchor TopCo, LP*	Health Care Equipment & Services	5/15/2026	9,527,033	9,500,004	0.49%
Ardan Investment Co. VIII, LLC*,2	Software & Services	8/15/2025	11,073,651	14,717,602	0.75%
Armstrong Co-Investor Aggregator, LLC*	Transportation	6/22/2026	5,076,000	5,076,000	0.26%
Behrman Capital VI LP*	Capital Goods	11/20/2025	3,591,719	3,872,280	0.20%
Bigtincan Holdings (Cayman), L.P.*	Software & Services	4/14/2025	8,058,094	9,710,438	0.50%
BPOC Maple Aggregator, L.P.	Health Care Equipment & Services	4/30/2024	17,012,957	43,271,743	2.21%
BSP-FL Co-Invest, LLC*	Software & Services	12/6/2024	8,161,593	10,632,637	0.54%

JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

					Percentage
		Acquisition	Cost	Fair	of
	Sector	Date	Basis	Value	Net Assets
Private Equity Investments (continued)[1]

Co-Investments (continued)
North America (continued)
Chrome Investors L.P.*,2	Software & Services	2/10/2025	$19,222,144	$22,920,580	1.17%
FH AX Parent, L.P.*	Health Care Equipment & Services	5/20/2026	7,723,000	7,723,000	0.40%
Finback RQ 2025, L.P.*	Software & Services	6/19/2025	2,011,136	2,399,210	0.12%
GHK RBS Co-Investment Vehicle LP*,2	Commercial & Professional Services	7/29/2025	5,105,651	9,446,584	0.48%
GHK WSB Co-Investment Vehicle LP*,2	Commercial & Professional Services	8/28/2023	4,024,105	8,323,596	0.43%
Gula Co-Invest II, LP*	Consumer Services	10/23/2024	12,180,733	17,326,752	0.89%
Hermod Co-Invest, LP*	Household & Personal Products	10/17/2024	3,675,427	6,812,172	0.35%
Hometown Food Holdings, LLC*,2	Food, Beverage & Tobacco	3/24/2025	19,614,745	21,992,973	1.12%
Insignia II-2 Aggregator Holdings, LLC*	Diversified Financials	8/29/2025	6,368,207	15,371,262	0.79%
Ishtar Co-Invest-B LP2	Household & Personal Products	7/14/2023	4,400,484	31,962,697	1.63%
LSF XII U.S. Holdings II, L.P.*	Capital Goods	2/13/2026	20,393,224	21,255,653	1.09%
LSF XII US Holdings I Crown L.P.	Technology Hardware & Equipment	3/5/2025	6,085,033	11,042,844	0.56%
MPE Co-Invest, LP*,2	Commercial & Professional Services	12/18/2024	3,619,626	5,109,012	0.26%
Oshun Co-Invest-B LP2	Household & Personal Products	7/14/2023	2,272,320	1,903,439	0.10%
PBP Co-Invest, L.P.[2]	Financial Services	4/17/2026	7,268,158	7,252,306	0.37%
Polar Investors, LP2	Health Care Equipment & Services	1/13/2026	12,313,748	13,086,222	0.67%
Project Dawn Co-Invest Fund, L.P.	Software & Services	11/24/2025	16,440,187	19,862,722	1.02%
Project Phoenix Co-Invest Fund, L.P.	Software & Services	11/6/2023	626,535	3,197,632	0.16%
QHP Orangeinvest II L.P.*	Pharmaceuticals, Biotechnology & Life Sciences	3/11/2025	19,915,537	26,242,800	1.34%
Shore Capital Healthcare Advantage Point C Co-Invest Fund, L.P.*	Health Care Equipment & Services	10/1/2024	6,012,032	7,997,710	0.41%

JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

					Percentage
		Acquisition	Cost	Fair	of
	Sector	Date	Basis	Value	Net Assets
Private Equity Investments (continued)[1]

Co-Investments (continued)
North America (continued)
Shore Capital Healthcare Advantage Vet Co-Invest Fund, L.P.*	Health Care Equipment & Services	12/2/2024	$24,018,148	$30,961,218	1.58%
Southfield PMH Co-Invest LP*	Consumer Services	3/5/2024	3,477,332	3,421,013	0.18%
Southfield TFS Co-Invest LP*	Commercial & Professional Services	7/1/2024	7,593,404	10,183,400	0.52%
Uplift Investors Finch Co-Investment Fund, LP	Commercial & Professional Services	3/31/2026	18,259,395	19,224,240	0.98%
V-Co-Invest III, L.P.*	Software & Services	8/12/2025	6,237,781	9,437,804	0.48%
Vector Solstice Co-Investment, LP	Software & Services	10/14/2025	14,061,294	16,984,540	0.87%
VER Co-Invest Holdings (Parallel), L.P.	Financial Services	11/17/2025	10,463,922	11,804,482	0.60%
WCI-BXC Investment Holdings, LP*	Pharmaceuticals, Biotechnology & Life Sciences	3/29/2024	6,106,854	5,033,947	0.26%

Total North America			$352,858,510	$495,038,334
Rest of World (1.95%)
Menrva Investment, L.P.*	Consumer Services	3/27/2025	24,091,253	27,754,544	1.42%
Pemba PF Co-Invest Trust A*,2	Diversified Financials	12/23/2024	9,644,540	10,460,616	0.53%

Total Rest of World			$33,735,793	$38,215,160

Total Co-Investments (31.40%)			$442,133,979	$614,269,297

Primary Investments (4.48%)

Europe (0.83%)
Pollen Street Capital Fund V*,2		7/26/2024	6,891,793	8,260,465	0.42%
Stanley Capital Partners Fund I*		6/15/2024	4,781,082	4,414,000	0.23%
Sun European II SCSp SICAV-RAIF[2]		1/16/2026	3,698,827	3,548,338	0.18%

Total Europe			$15,371,702	$16,222,803
North America (3.65%)
Bansk Fund I-A and I-B, LP2		7/31/2023	8,523,912	10,496,328	0.54%
BPOC Fund VI, L.P.[2]		6/28/2024	7,548,225	9,083,391	0.47%
CCMP Capital Investors IV, L.P.[2]		5/31/2024	18,441,860	26,876,522	1.37%
Encore Consumer Capital Fund (PV) V, LP2,4		12/9/2025	47,107	0	0.00%
Palladium Equity Partners VI, L.P.*,2		6/30/2025	2,330,654	2,563,434	0.13%
Shore Capital Healthcare Advantage Fund*,2		10/25/2024	6,914,323	7,828,479	0.40%
Transom Capital Fund IV, LP*,2		7/15/2024	2,906,072	4,361,050	0.22%
Uplift Investors Fund I A, LP2		3/31/2026	6,905,179	7,012,092	0.36%

JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

				Percentage
	Acquisition	Cost	Fair	of
	Date	Basis	Value	Net Assets
North America (continued)
Vector Capital VI, L.P.[2]	2/25/2025	$3,071,059	$3,201,229	0.16%

Total North America		$56,688,391	$71,422,525

Total Primary Investments (4.48%)		$72,060,093	$87,645,328

Secondary Investments (46.12%)

Europe (11.82%)
Apse Capital II L.P.[2]	10/29/2024	26,759,165	40,284,741	2.06%
EQT Future (No.1) SCSp*,2	6/30/2026	2,557,686	2,975,231	0.15%
EQT Growth (No.1) SCSp*,2	6/30/2026	3,282,768	3,654,350	0.19%
EQT IX (No.1) EUR SCSp*,2	6/30/2026	3,316,153	3,725,960	0.19%
EQT IX (No.1) USD SCSp*,2	6/30/2026	2,900,568	3,383,611	0.17%
EQT IX (No.2) USD SCSp*,2	6/30/2026	27,914,878	35,431,350	1.81%
EQT VII (No.1) Limited Partners SCSp*,2	6/30/2026	850,753	872,735	0.05%
EQT VIII (No.1) SCSp*,2	6/30/2026	1,393,181	1,399,942	0.07%
EQT VIII (No.2) SCSp*,2	6/30/2026	6,627,038	8,687,258	0.44%
EQT X (No.1) EUR SCSp*,2	6/30/2026	1,869,084	2,087,951	0.11%
EQT X (No.1) USD SCSp*,2	6/30/2026	1,751,970	2,028,617	0.10%
Fletchers CV SCSp[2]	1/16/2026	23,256,889	34,368,580	1.76%
Hayfin Private Equity Funds LP2	11/29/2023	2,802,526	6,167,681	0.32%
Hayfin Private Equity Solutions II LP2	11/29/2023	4,080,857	6,439,583	0.33%
Hayfin Sapphire III LP2	11/29/2023	1,850,870	3,127,671	0.16%
Horizon Capital 2018, L.P.	12/30/2025	7,937,640	9,137,867	0.47%
Norvestor SPV III[2]	7/31/2025	8,811,306	11,814,714	0.60%
PSC III G, LP*,2	3/28/2024	16,245,728	21,943,841	1.12%
Ufenau Continuation 4, SLP*,2	9/7/2023	8,089,764	13,079,551	0.67%
WPEF VII Feeder 1 LP*,2	6/30/2026	18,427,900	20,566,297	1.05%

Total Europe		$170,726,724	$231,177,531
North America (34.30%)
ABS Capital Partners VIII, L.P.[2]	12/30/2025	5,504,703	5,699,119	0.29%
Access Car Wash Co-Investment, LP*	3/28/2024	2,642,102	3,346,858	0.17%
Access Holdings Fund I, L.P.*,2	12/28/2023	19,068,954	20,148,840	1.03%
APH Extended Value Fund H L.P.*,2	1/21/2025	33,400,656	41,507,796	2.12%
Arsenal Capital Partners V LP*,2	6/30/2026	6,470,399	9,676,151	0.49%
Aterian Opportunities II, L.P.*,2	9/26/2023	10,203,388	8,057,218	0.41%
Avante Mezzanine Partners SBIC II, L.P.*	6/5/2025	917,153	1,501,658	0.08%
Brynwood Partners VIII L.P.[2]	12/31/2023	9,628,919	3,104,968	0.16%
CenterOak Equity Fund I, L.P.	12/31/2024	489	1,337	0.00%
Churchill Secondary Partners II, L.P.[2]	6/26/2025	14,495,784	18,362,462	0.94%
Cressey & Company V, L.P.[2]	3/31/2026	5,348,134	5,947,885	0.30%
Delta-Vcapital Digital Infrastructure Fund I-JP, LP2	11/14/2025	20,321,382	20,881,541	1.07%
ECP R&T Feeder Fund,L.P.[2]	3/26/2025	25,296,317	31,798,229	1.63%
Encore Consumer Capital Lion CF, LP2	12/5/2025	11,751,732	13,753,933	0.70%
Fineline CV LP*,2	11/15/2024	7,664,129	11,384,741	0.58%
Frazier CV SCSp[2]	3/26/2026	27,763,165	27,875,411	1.42%
GTCR Fund XI*,2	6/30/2025	8,097,884	3,877,116	0.20%

JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

				Percentage
	Acquisition	Cost	Fair	of
	Date	Basis	Value	Net Assets
North America (continued)
GTCR Fund XII[2]	6/30/2025	$14,412,170	$10,180,696	0.52%
GTCR Fund XIII[2]	6/30/2025	16,448,824	17,409,737	0.88%
GTCR Fund XIV*,2	6/30/2025	2,811,575	3,552,012	0.18%
GTCR Oak Fund LP2	12/9/2025	34,643,533	41,015,969	2.10%
GTCR Strategic Growth Fund*,2	6/30/2025	3,240,692	3,386,642	0.18%
Kohlberg TE Investors IX, LP2	9/29/2023	9,021,707	11,596,069	0.59%
KPS FS Continuation Fund, L.P.*,2	5/11/2026	10,474,403	10,848,727	0.55%
Lindsay Goldberg IV L.P.[2]	12/31/2025	16,474,880	23,303,972	1.19%
Lorient Healthcare Fund II, LP*,2	1/1/2025	5,524,020	8,460,215	0.43%
Main Post Growth Capital, L.P.*,2	12/31/2024	3,162,156	1,177,966	0.06%
MetLife Investment Private Equity Partners II (Feeder), L.P.[2]	6/30/2024	20,134,631	25,873,746	1.32%
MetLife Private Equity Partners III, L.P.*,2	6/29/2026	17,038,381	19,200,006	0.98%
MLC Private Equity Partners Feeder, LP2	3/25/2024	8,720,291	12,387,601	0.63%
One Equity Partners VII-A, L.P.*,2	6/30/2025	6,175,189	6,781,222	0.35%
One Equity Partners VIII-A, L.P.[2]	6/30/2025	9,345,740	9,489,609	0.48%
Palladium Equity Partners IV, L.P.*,2	6/30/2025	10,812,274	15,163,101	0.78%
Palladium Equity Partners V, L.P.[2]	6/30/2025	11,912,624	19,122,978	0.98%
ParkerGale Capital, LP	9/30/2024	988,293	1,334,427	0.07%
Portfolio Advisors Secondary Fund III, L.P.[2]	4/9/2024	15,853,426	20,257,207	1.04%
Portfolio Advisors Secondary Fund IV, L.P.[2]	4/9/2024	7,754,090	10,080,937	0.52%
Quad-C Partners X, L.P.[2]	12/26/2025	29,339,330	33,391,199	1.71%
Renovus Capital Partners II, L.P.*,2	12/16/2024	1,674,669	2,661,175	0.14%
Rock Island Capital Fund II, L.P.[2]	9/30/2024	2,541,443	3,303,479	0.17%
Silver Oak Services Partners II, L.P.[2]	6/30/2025	5,139,885	5,121,093	0.26%
Silver Oak Services Partners III*,2	9/30/2024	2,098,590	2,361,748	0.12%
Silver Oak Services Partners III-A, L.P.*,2	6/30/2025	11,812,146	12,949,631	0.66%
Thoma Bravo Fund XII, L.P.[2]	3/31/2026	5,986,001	7,378,567	0.38%
Thoma Bravo Fund XIV, L.P.[2]	3/31/2026	21,995,762	23,598,911	1.21%
Transom Capital Fund III, LP2	8/8/2024	12,352,413	17,470,489	0.89%
Tritium I, LP2	9/30/2024	2,540,882	2,992,839	0.15%
TZP Capital Partners II, L.P.*	3/31/2025	2,340,409	3,433,406	0.18%
TZP Capital Partners III L.P.*	3/31/2025	2,386,239	2,646,117	0.14%
TZP Small Cap Partners I, L.P.*	3/31/2025	859,538	1,332,322	0.07%
TZP Small Cap Partners II L.P.	3/31/2025	2,222,534	2,942,333	0.15%
Vector Capital V L.P.[2]	2/25/2025	15,686,746	15,749,211	0.81%
Vestar Capital Partners Rainforest, L.P.[2]	3/28/2024	13,171,494	15,195,512	0.78%
WEP Terra Fund, L.P.*,2	10/16/2024	12,355,302	20,820,302	1.06%

Total North America		$578,027,572	$670,896,436

Total Secondary Investments (46.12%)		$748,754,296	$902,073,967

Total Private Equity Investments (Cost $1,262,948,368) (82.00%)		$1,262,948,368	$1,603,988,592

				Percentage
			Fair	of
		Shares	Value	Net Assets
Investment Companies (2.36%)
Fidelity Advisor Floating Rate		5,144,390	46,145,181	2.36%

Total Investment Companies (Cost $47,609,297) (2.36%)			$46,145,181

JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

			Percentage
		Fair	of
	Shares	Value	Net Assets
Short-Term Investments (19.75%)
JPMorgan U.S. Treasury Plus Money Market Fund,
Class Morgan Shares, 3.20%5,6	$386,228,194	$386,228,194	19.75%

Total Short-Term Investments (Cost $ 386,228,194) (19.75%)		$386,228,194

Total Investments (Cost $ 1,696,785,859) (104.11%)		$2,036,361,967

Other Assets (Liabilities) ((4.11)%)		(80,453,099)

Net Assets (100.00%)		$1,955,908,868

*	Non Income Producing Security.

1

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $1,603,988,592, which represents 82.00% of net assets as of June 30, 2026.

2	The Fund has unfunded commitments to the indicated investment as of June 30, 2026. Total unfunded commitments amount to $299,498,308 as of June 30, 2026.

3	The fair value of the investment was determined using significant unobservable inputs.

4	No capital has been called.

5	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

6	The rate shown is the annualized seven-day yield as of June 30, 2026.

1.	Organization

JPMorgan Private Markets Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company which commenced operations on July 12, 2023 (“Commencement of Operations”). J.P. Morgan Investment Management Inc. serves as the Fund’s investment adviser (the “Adviser”) and is responsible for making investment decisions for the Fund’s portfolio.

The Board of Trustees of the Fund (the “Board”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Fund, primarily the Adviser, have responsibility for the day-to-day management and operation of the Fund.

2.	Fair Value Measurements

The Fund values its investments monthly at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements. The Fund has written valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Fund’s Board of Trustees (the “Board”). Effective May 15, 2023, the Adviser was designated as the Valuation Designee (the “Valuation Designee”) for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact the fair value of investments. The Fund generally uses the latest net asset value (“NAV”) provided by the manager or general partner of a Portfolio Fund (the “Portfolio Fund Manager”) as a practical expedient to determine the fair value of its investments in Portfolio Funds and certain Co-Investments held through investment vehicles. If the Adviser determines that the most recent NAV reported by the Portfolio Fund Manager does not represent the fair value or if the Portfolio Fund Manager fails to report a NAV to the Fund, a fair value determination is made by the Adviser with oversight from the Board in accordance with the Fund’s valuation procedures. This may include adjusting the previous NAV provided by a Portfolio Fund Manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the Portfolio Fund Manager’s valuation and the relevant valuation date, to the extent that the Adviser is aware of such information.

On a monthly basis, valuation of Private Market Investments (other than interests in Portfolio Funds and certain Co-Investments, as described above) will originally be valued at cost which will subsequently be adjusted based on a determination of such investment’s fair value. In instances where there is reason to believe that the valuation of a security or other investment does not represent the current value of such security or investment, or when a security or investment cannot be valued pursuant to the procedures described above, the fair value of the investment will be determined by the Adviser taking into account various factors, as relevant, as provided for in the Fund’s valuation procedures, which may include:

JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

•

Pending sales and potential exit transactions, including (a) any sales price in a letter of intent, offer letter or term sheet, (b) the company’s total enterprise value or (c) information from an investment bank during an initial public offering.

•	Liquidation analysis (cost approach).

•	Any other information, factor or set of factors that may affect the valuation of the Fund’s investment as determined by the Adviser.

The Fund invested in two underlying funds, which are advised by the Adviser and are considered affiliates. The table below shows transactions with the affiliates. For the purposes of the consolidated financial statements, the Fund considers the issuers listed in the table below to be affiliated issuers. The underlying fund’s distributions may be reinvested into such underlying fund. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

						Change in
	Shares at	Value at			Net	Unrealized	Value at
	June 30,	March 31,	Purchases	Proceeds	Realized	Appreciation	June 30,	Dividend
Affiliates	2026	2026	at Cost	from Sales	Gain (Loss)	(Depreciation)	2026	Income
JPMorgan U.S. Treasury Plus Money Market Fund, Class Morgan Shares	386,228,194	$316,457,530	$236,295,210	$(166,524,546)	$—	$—	$386,228,194	$—

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 – Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ NAV as a “practical expedient,” in accordance with ASC 820-10 and are excluded from leveling classification noted above.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary and Secondary Investments.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the respective Portfolio Fund Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material. Portfolio Funds measure their investment assets at fair value, and typically report a NAV per share on a calendar quarterly basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient methodology and to value its investments in Portfolio Funds at their respective NAVs typically at each quarter.

JPMorgan Private Markets Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

The following is a summary of the Fund’s investments which are classified in the fair value hierarchy as of June 30, 2026:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Alkeme Co-Invest B, LP	$—	$—	$11,136,769	$11,136,769

Investment Companies	46,145,181	—	—	46,145,181

Short-Term Investments	386,228,194	—	—	386,228,194

Total Investments	$432,373,375	$—	$11,136,769	$443,510,144

The following table includes a disclosure of transfers in and out of Level 3 of the fair value hierarchy, and purchases and issuances of Level 3 assets and liabilities for the period ended June 30, 2026, for investments classified within Level 3:

Co-
Investments

Balance as of March 31, 2026	$9,629,338
Purchases	882,400
Sales	—
Change in Unrealized Appreciation (Depreciation)	625,031
Transfer into Level 3	—
Transfer out of Level 3	—

Balance as of June 30, 2026	$11,136,769

Change in unrealized gains for the period included in earnings (or changes in net assets) for Level 3 assets held at the end of the reporting period	$625,031

Considerable judgment is required to interpret the factors used to develop estimates of fair value at the reporting date. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange, and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value at the reporting date.

The following is a summary of the valuation techniques and unobservable inputs used as of June 30, 2026, in valuing the Fund’s investments carried at fair value.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at		Unobservable
Industry	June 30, 2026	Valuation Technique	Input	Input

Insurance	$11,136,769	Market Approach	Adjusted LTM EBITDA	14.9x

The Fund held Portfolio Funds with a fair value of $1,592,851,823, that in accordance with ASC 820, are excluded from the fair value hierarchy as of June 30, 2026. Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at values at the beginning of the reporting period in which they occur.